Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
	December 31,
	2020	2019
	US$’000	US$’000

Raw materials	63	85
Work in progress	20	29
Finished goods	259	472

	342	586

ZHEJIANG TIANLAN
Inventories
	December 31,
	2020	2019
	RMB’000	RMB’000

Raw materials	341	5,742
Finished goods	2,048	13

	2,389	5,755